Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	2,973,788
Granted	245,514
Exercised	(408,226)
Forfeited	(106,514)
Outstanding at end of period	2,704,562
Exercisable at end of period	1,347,012
Weighted Average Exercise Price
Outstanding at beginning of period	$ 24.20
Granted	$ 48.12
Exercised	$ 24.06
Forfeited	$ 20.61
Outstanding at end of period	$ 26.53
Exercisable at end of period	$ 24.81
Weighted Average Fair Value
Outstanding at beginning of period	$ 9.57
Granted	$ 14.95	$ 11.76
Exercised	$ 9.38
Forfeited	$ 8.47
Outstanding at end of period	$ 10.13
Exercisable at end of period	$ 8.81
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 8 months 19 days
Exercisable at end of period	3 years 2 months 9 days